Income Taxes - Components Of Income (Loss) From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States	$ 212,460	$ 276,145	$ 203,225
Canada	78,780	52,332	48,326
Other Foreign	337,775	44,228	76,591
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	$ 629,015	$ 372,705	$ 328,142